Consolidated Statements of Operations - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Research and development expenses	£ (17,673)	£ (7,904)	£ (5,655)
Administrative expenses	(4,573)	(1,143)	(1,251)
Initial public offering related expenses	(1,794)
Net foreign exchange (losses) gains	(1,654)	599	(8)
Operating loss	(25,694)	(8,448)	(6,914)
Finance income	208	283	406
Loss before tax	(25,486)	(8,165)	(6,508)
Income tax credit	2,401	2,116	1,176
Loss for the year	£ (23,085)	£ (6,049)	£ (5,332)
Basic and diluted loss per share	£ (0.89)	£ (0.25)	£ (0.22)